Long-Term Debt	12 Months Ended
Jan. 01, 2012
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
Long-Term Debt
Long-term debt consisted of the following:

	January 1,	January 2,
	2012	2011
Collateralized:
Carrols LLC Credit Facility - Revolving Credit Loans	$4,000	$—
Carrols LLC Credit Facility-Term Loan	63,375	—
Prior Carrols Senior Credit Facility-Term Loan	—	87,250
Fiesta Restaurant Group 8.875% Senior Secured Second Lien Notes	200,000	—
Unsecured:
Carrols 9% Senior Subordinated Notes	—	165,000
Capital leases (Note 6)	1,144	1,202
	268,519	253,452
Less: current portion	(6,553)	(15,538)
	$261,966	$237,914

On August 5, 2011 Carrols LLC and Fiesta Restaurant Group each entered into a new and independent senior secured credit facility. The new Carrols LLC senior secured credit facility provides for aggregate term loan borrowings of $65.0 million and a revolving credit facility that provides for aggregate borrowings of up to $20.0 million. The new Fiesta Restaurant Group senior secured credit facility consists of a revolving credit facility that provides for aggregate borrowings of up to $25.0 million. Also on August 5, 2011, Fiesta Restaurant Group issued $200.0 million of 8.875% Senior Secured Second Lien Notes due 2016 (the “Fiesta Notes”). Carrols LLC used net proceeds from the term loan borrowings of $65.0 million under the Carrols LLC senior secured credit facility and Fiesta Restaurant Group used net proceeds from the sale of the Fiesta Notes to distribute funds to Carrols to enable Carrols to (i) repay all outstanding indebtedness under Carrols prior senior credit facility, (ii) repurchase its outstanding 9% Senior Subordinated Notes due 2013 (the “Carrols Notes”) pursuant to a cash tender offer and related consent solicitation and to pay the related tender premium and redeem any Carrols Notes not repurchased under the tender offer and (iii) pay related fees and expenses. On January 1, 2012, there were $4.0 million of outstanding revolving credit borrowings under the new Carrols LLC senior secured credit facility and no outstanding revolving credit borrowings under the new Fiesta Restaurant Group senior secured credit facility.
In connection with these transactions, on July 22, 2011 Carrols commenced a tender offer and consent solicitation for all of its outstanding Carrols Notes. On August 5, 2011, $118.4 million were accepted for payment and paid by Carrols. Carrols LLC distributed to Carrols net proceeds from the term loan borrowings of $65.0 million under the Carrols LLC senior secured credit facility and Fiesta Restaurant Group distributed to Carrols net proceeds from the sale of $200.0 million of Fiesta Notes to enable Carrols to redeem the balance of its outstanding Carrols Notes not tendered in the tender offer, which expired on August 18, 2011. On August 22, 2011, Carrols completed the cash tender offer and consent solicitation for all of the outstanding Carrols Notes and called for the redemption of the $46.2 million of the Carrols Notes that were not tendered in the tender offer and irrevocably deposited with the trustee for the Carrols Notes an amount of funds sufficient to redeem the Carrols Notes. Consequently, on August 22, 2011, each of Carrols and the subsidiary guarantors terminated its obligations under the Carrols Notes and under the indenture governing the Carrols Notes.
As a result of these refinancing transactions, Carrols incurred a loss on extinguishment of debt in 2011 of $2.5 million consisting of the write-off of previously deferred financing fees of $1.5 million, the tender premium paid for redemption of the Carrols Notes and other professional fees associated with the tender offer. A portion of the total loss on extinguishment of debt of $1.2 million has been reclassified to discontinued operations.
New Senior Secured Credit Facilities. On August 5, 2011 Fiesta Restaurant Group entered into a first lien revolving credit facility providing for aggregate borrowings of up to $25.0 million (including $10.0 million available for letters of credit). The senior secured credit facility also provides for incremental increases of up to $5.0 million, in the aggregate, to the revolving credit borrowings available under the facility, and matures on February 5, 2016. Borrowings under the revolving credit facility bear interest at a per annum rate, at Fiesta Restaurant Group's option, of either (all terms as defined in the Fiesta Restaurant senior secured credit facility):

1)
the Alternate Base Rate plus the applicable margin of 2.0% to 2.75% based on Fiesta Restaurant Group's Adjusted Leverage Ratio (with an initial applicable margin set at 2.5% until the delivery of financial statements for the fourth fiscal quarter of 2011 to the agent and lenders under the Fiesta Restaurant Group senior secured credit facility), or

2)
the LIBOR Rate plus the applicable margin of 3.0% to 3.75% based on Fiesta Restaurant Group's Adjusted Leverage Ratio (with an initial applicable margin set at 3.5% until the delivery of financial statements for the fourth fiscal quarter of 2011 to the agent and lenders under the Fiesta Restaurant Group senior secured credit facility).

Fiesta Restaurant Group's obligations under its senior secured credit facility are secured by a first priority lien on substantially all of the assets of Fiesta Restaurant Group and its material subsidiaries, as guarantors, (including a pledge of all of the capital stock and equity interests of its material subsidiaries).
The Fiesta Restaurant Group senior secured senior credit facility contains customary default provisions, including without limitation, a cross default provision pursuant to which it is an event of default under this facility if there is a default under any indebtedness of Fiesta Restaurant Group having an outstanding principal amount of $2.5 million or more which results in the acceleration of such indebtedness prior to its stated maturity or is caused by a failure to pay principal when due. As of January 1, 2012, Fiesta Restaurant Group was in compliance with the covenants under its senior secured credit facility. After reserving $9.4 million for letters of credit guaranteed by the facility for workers' compensation and other insurance policies, $15.6 million was available for borrowing at January 1, 2012.
On August 5, 2011 Carrols LLC entered into a new senior secured credit facility, which provides for $65.0 million aggregate term loan borrowings and a revolving credit facility which provides for aggregate borrowings of up to $20.0 million (including $10.0 million available for letters of credit) both maturing on August 5, 2016. The Carrols LLC senior secured credit facility also provides for incremental term loan and revolving credit borrowing increases of up to $25 million, in the aggregate. Term loan and revolving credit borrowings under the facility bear interest at a per annum rate, at Carrols LLC's option, of either (all terms as defined in the Carrols LLC senior secured credit facility):

1)
the Alternate Base Rate plus the applicable margin of 2.25% to 4.0% based on Carrols LLC's Adjusted Leverage Ratio (with an initial applicable margin set at 2.75% until the delivery of financial statements for the fourth fiscal quarter of 2011 to the agent and lenders under the Carrols LLC senior secured credit facility), or

2)
the LIBOR Rate plus the applicable margin of 3.25% to 4.0% based on Carrols LLC's Adjusted Leverage Ratio (with an initial applicable margin set at 3.75% until the delivery of financial statements for the fourth fiscal quarter of 2011 to the agent and lenders under the Carrols LLC senior secured credit facility).

During 2011, Carrols LLC utilized the LIBOR rate option.
Under the Carrols LLC senior secured credit facility, Carrols LLC is required to make mandatory prepayments of principal on term loan borrowings (i) annually in an amount equal to 50% to 100% of Excess Cash Flow (as defined in the Carrols LLC senior secured credit facility) based on Carrols LLC's Adjusted Leverage Ratio and (ii) in the event of dispositions of assets, debt issuances and insurance and condemnation proceeds (all subject to certain exceptions).
The term loan borrowings under the Carrols LLC senior secured credit facility are payable in consecutive quarterly principal payments of $1.625 million which began on the last day of the fourth quarter of 2011 through the first quarter of 2016 with the remaining outstanding principal amount of $35.75 million due on the maturity date of August 5, 2016.
Carrols LLC's obligations under the Carrols LLC senior secured credit facility are secured by a first priority lien on substantially all of the assets of Carrols LLC and by a pledge by Carrols of all of the outstanding equity interests of Carrols LLC.
The Carrols LLC senior secured credit facility contains customary default provisions, including without limitation, a cross default provision pursuant to which it is an event of default under this facility if there is a default under any indebtedness of Carrols LLC having an outstanding principal amount of $2.5 million or more which results in the acceleration of such indebtedness prior to its stated maturity or is caused by a failure to pay principal when due. As of January 1, 2012, Carrols LLC was in compliance with the covenants under its senior secured credit facility. After reserving $4.8 million for letters of credit guaranteed by the facility for workers' compensation and other insurance policies, $11.2 million was available for borrowing at January 1, 2012.
Carrols LLC Interest Rate Swap Agreement. As required by the Carrols LLC senior secured credit facility, in November of 2011, Carrols LLC entered into an interest rate swap agreement with its lenders to mitigate the risk of increases in the variable interest rate related to term loan borrowings under the Carrols LLC senior secured credit facility. The interest rate swap has been designated as a cash flow hedge.
The interest rate swap fixes the interest rate on 50% of the outstanding term loan borrowings under the Carrols LLC senior secured credit facility at 0.77% plus the credit margin on the debt. The agreement matures on November 28, 2014 and has a notional amount of $31,688 at January 1, 2012. The differences between the variable LIBOR rate and the interest rate swap rate of 0.77% are settled monthly. This derivative instrument changed the Company's effective interest rate on its term loan borrowings under the Carrols LLC senior secured credit facility from 3.99% to 4.14% in 2011. The Company made payments to settle the interest rate swap of $25 during 2011, which were recorded as a component of interest expense.
The Company's interest rate swap agreement is recorded at fair value and a liability of $110 as of January 1, 2012 is included in long-term other liabilities in the accompanying consolidated balance sheets. Changes in the valuation of the Company's interest rate swap will be included as a component of other comprehensive income. The Company's counterparties under this arrangement provide the Company with quarterly statements of the market values of these instruments based on significant inputs that are observable or can be derived principally from, or corroborated by, observable market data for substantially the full term of the asset or liability. The Company classifies this within Level 2 of the valuation hierarchy described in Note 1. The impact on the derivative liabilities for the Company and the counterparties' non-performance risk to the derivative trades is considered when measuring the fair value of derivative liabilities.
Fiesta Restaurant Group Senior Secured Second Lien Notes. On August 5, 2011, Fiesta Restaurant Group issued $200.0 million of 8.875% Senior Secured Second Lien Notes due 2016 pursuant to an indenture dated as of August 5, 2011 governing such notes. The Fiesta Notes mature and are payable on August 15, 2016. Interest is payable semi-annually on February 15 and August 15 with the first interest payment due on February 15, 2012. The Fiesta Notes are guaranteed by Fiesta Restaurant Group's material subsidiaries and are secured by second-priority liens on substantially all of Fiesta Restaurant Group's and its material subsidiaries' assets (including a pledge of all of the capital stock and equity interests of its material subsidiaries).
The Fiesta Notes are redeemable at the option of Fiesta Restaurant Group in whole or in part at any time after February 15, 2014 at a price of 104.438% of the principal amount plus accrued and unpaid interest, if any, if redeemed before February 15, 2015, 102.219% of the principal amount plus accrued and unpaid interest, if any, if redeemed after February 15, 2015 but before February 15, 2016 and 100% of the principal amount plus accrued and unpaid interest, if any, if redeemed after February 15, 2016. Prior to February 14, 2014, Fiesta Restaurant Group may redeem some or all of the Fiesta Notes at a redemption price of 100% of the principal amount of each note plus accrued and unpaid interest, if any, and a make-whole premium. In addition, at any time prior to February 15, 2014, Fiesta Restaurant Group may redeem up to 35% of the Fiesta Notes with the net cash proceeds from specified equity offerings at a redemption price equal to 108.875% of the principal amount of each note to be redeemed, plus accrued and unpaid interest, if any, to the date of redemption.
The indenture governing the Fiesta Notes includes certain covenants, including limitations and restrictions on Fiesta Restaurant Group and its material subsidiaries who are guarantors under such indenture to incur additional debt, issue preferred stock, pay dividends or make distributions in respect of capital stock or make certain other restricted payments or investments, incur liens, sell assets, enter into transactions with affiliates, agree to payment restrictions affecting certain of its material subsidiaries and enter into mergers, consolidations or sales of all or substantially all of Fiesta Restaurant Group's or its material subsidiaries' assets. These covenants are subject to certain exceptions and qualifications including, without limitation, permitting the spin-off transaction discussed in Note 1.
The indenture governing the Fiesta Notes contains customary default provisions, including without limitation, a cross default provision pursuant to which it is an event of default under these notes and the indenture if there is a default under any indebtedness of Fiesta Restaurant Group having an outstanding principal amount of $15.0 million or more which results in the acceleration of such indebtedness prior to its stated maturity or is caused by a failure to pay principal when due. Fiesta Restaurant Group was in compliance as of January 1, 2012 with the restrictive covenants of the indenture governing the Fiesta Notes.
Carrols Prior Senior Credit Facility. Carrols' prior senior credit facility totaled $185 million, originally consisting of $120 million principal amount of term loan A borrowings maturing on March 9, 2013 and a $65.0 million revolving credit facility (including a sub-limit of up to $25.0 million for letters of credit and up to $5.0 million for swingline loans) maturing on March 8, 2012.
During the year ended January 2, 2011, Carrols made a required principal prepayment of approximately $1.0 million based on 25% of Carrols' Excess Cash Flow (as defined in Carrols' prior senior credit facility) for the year ended January 3, 2010. The Company also made a principal prepayment of $5.0 million on outstanding term loan A borrowings in the fourth quarter of 2010.
Carrols Prior Senior Subordinated Notes. On December 15, 2004, Carrols issued $180.0 million of the Carrols Notes that bore interest at a rate of 9% payable semi-annually on January 15 and July 15 and were scheduled to mature on January 15, 2013.
At January 1, 2012, principal payments required on long-term debt are as follows:

2012	$6,553
2013	6,558
2014	6,556
2015	6,548
2016	241,423
Thereafter	881
$268,519

The weighted average interest rate on all debt, excluding lease financing obligations, for the years ended January 1, 2012, January 2, 2011 and January 3, 2010 was 6.0%, 6.1% and 5.9%, respectively. Interest expense on the Company's long-term debt, excluding lease financing obligations, was $11,228, $16,744 and $17,454 for the years ended January 1, 2012, January 2, 2011 and January 3, 2010, respectively.